Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments
October 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.29%
Aerospace & Defense–1.86%
General Electric Co.	580	$179,191
RTX Corp.	880	157,080
		336,271
Air Freight & Logistics–0.41%
United Parcel Service, Inc. Class B	761	73,376
		73,376
Automobiles–2.21%
†Tesla, Inc.	875	399,490
		399,490
Banks–4.90%
Bank of America Corp.	4,085	218,343
JPMorgan Chase & Co.	1,210	376,455
PNC Financial Services Group, Inc.	608	110,991
Wells Fargo & Co.	2,072	180,202
		885,991
Beverages–0.71%
PepsiCo, Inc.	881	128,705
		128,705
Biotechnology–1.37%
AbbVie, Inc.	778	169,635
Amgen, Inc.	264	78,786
		248,421
Broadline Retail–3.96%
†Amazon.com, Inc.	2,936	717,030
		717,030
Capital Markets–2.90%
Blackrock, Inc.	141	152,676
Goldman Sachs Group, Inc.	237	187,081
Morgan Stanley	1,129	185,156
		524,913
Chemicals–0.78%
Linde PLC	336	140,549
		140,549
Communications Equipment–1.06%
Cisco Systems, Inc.	2,628	192,133
		192,133
Consumer Finance–1.01%
American Express Co.	505	182,169
		182,169
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–1.82%
Costco Wholesale Corp.	188	$171,353
Walmart, Inc.	1,553	157,132
		328,485
Diversified Telecommunication Services–0.60%
AT&T, Inc.	4,395	108,776
		108,776
Electric Utilities–0.42%
NextEra Energy, Inc.	926	75,376
		75,376
Electrical Equipment–0.62%
Eaton Corp. PLC	293	111,797
		111,797
Entertainment–1.53%
†Netflix, Inc.	157	175,661
Walt Disney Co.	898	101,133
		276,794
Financial Services–3.90%
†Berkshire Hathaway, Inc. Class B	631	301,328
Mastercard, Inc. Class A	344	189,884
Visa, Inc. Class A	628	213,985
		705,197
Ground Transportation–0.52%
†Uber Technologies, Inc.	972	93,798
		93,798
Health Care Equipment & Supplies–1.53%
Abbott Laboratories	1,291	159,593
†Intuitive Surgical, Inc.	220	117,542
		277,135
Health Care Providers & Services–0.98%
Elevance Health, Inc.	212	67,246
UnitedHealth Group, Inc.	325	111,007
		178,253
Hotels, Restaurants & Leisure–2.38%
Booking Holdings, Inc.	19	96,477
Hilton Worldwide Holdings, Inc.	754	193,748
McDonald's Corp.	339	101,167
Starbucks Corp.	478	38,656
		430,048
Household Durables–0.16%
†NVR, Inc.	4	28,843
		28,843
Lincoln U.S. Equity Income Maximizer Fund–1

Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Household Products–0.86%
Procter & Gamble Co.	1,039	$156,234
		156,234
Industrial REITs–0.45%
Prologis, Inc.	653	81,031
		81,031
Insurance–0.44%
Progressive Corp.	390	80,340
		80,340
Interactive Media & Services–7.41%
Alphabet, Inc. Class C	3,226	909,151
Meta Platforms, Inc. Class A	664	430,505
		1,339,656
IT Services–1.04%
Accenture PLC Class A	263	65,776
International Business Machines Corp.	399	122,657
		188,433
Life Sciences Tools & Services–1.17%
Danaher Corp.	386	83,137
Thermo Fisher Scientific, Inc.	227	128,797
		211,934
Machinery–3.26%
Caterpillar, Inc.	268	154,706
Dover Corp.	830	150,612
Illinois Tool Works, Inc.	770	187,818
Ingersoll Rand, Inc.	1,255	95,794
		588,930
Media–0.43%
Comcast Corp. Class A	2,789	77,632
		77,632
Multi-Utilities–2.24%
DTE Energy Co.	1,295	175,524
Sempra	2,503	230,126
		405,650
Oil, Gas & Consumable Fuels–2.64%
Chevron Corp.	933	147,153
Exxon Mobil Corp.	1,715	196,127
Occidental Petroleum Corp.	3,263	134,436
		477,716
Pharmaceuticals–3.58%
Eli Lilly & Co.	258	222,618
Johnson & Johnson	1,405	265,362
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Merck & Co., Inc.	960	$82,541
Pfizer, Inc.	3,125	77,031
		647,552
Residential REITs–0.44%
Equity Residential	1,331	79,115
		79,115
Retail REITs–0.62%
Realty Income Corp.	1,925	111,611
		111,611
Semiconductors & Semiconductor Equipment–14.97%
†Advanced Micro Devices, Inc.	628	160,843
Applied Materials, Inc.	593	138,228
Broadcom, Inc.	1,575	582,167
†Intel Corp.	1,825	72,982
Micron Technology, Inc.	523	117,032
NVIDIA Corp.	7,539	1,526,573
QUALCOMM, Inc.	606	109,626
		2,707,451
Software–11.26%
†Adobe, Inc.	163	55,471
†AppLovin Corp. Class A	81	51,624
†Crowdstrike Holdings, Inc. Class A	115	62,446
Intuit, Inc.	151	100,800
Microsoft Corp.	2,248	1,164,037
Oracle Corp.	520	136,557
†Palantir Technologies, Inc. Class A	871	174,609
†PTC, Inc.	508	100,858
Salesforce, Inc.	380	98,956
†ServiceNow, Inc.	100	91,928
		2,037,286
Specialized REITs–0.59%
VICI Properties, Inc.	3,545	106,314
		106,314
Specialty Retail–1.50%
Home Depot, Inc.	470	178,407
Lowe's Cos., Inc.	387	92,157
		270,564
Technology Hardware, Storage & Peripherals–6.99%
Apple, Inc.	4,678	1,264,791
		1,264,791
Lincoln U.S. Equity Income Maximizer Fund–2

Lincoln U.S. Equity Income Maximizer Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Tobacco–0.77%
Philip Morris International, Inc.	972	$140,289
		140,289
Total Common Stock (Cost $14,509,309)		17,416,079

MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.01%)	77	77
Total Money Market Fund (Cost $77)		77

TOTAL INVESTMENTS–96.29% (Cost $14,509,386)	$17,416,156

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(0.14)%
Centrally Cleared–(0.14)%
Call Options–(0.14)%
Advanced Micro Devices, Inc. Strike price $322.58, expiration date 11/25/2025, notional amount $(96,774)	(3)	$(830)
Alphabet, Inc. Strike price $304.05, expiration date 11/25/2025, notional amount $(273,645)	(9)	(2,338)
Amazon.com, Inc. Strike price $259.15, expiration date 11/25/2025, notional amount $(207,320)	(8)	(2,225)
Apple, Inc. Strike price $287.08, expiration date 11/25/2025, notional amount $(459,328)	(16)	(2,269)
Broadcom, Inc. Strike price $412.05, expiration date 11/25/2025, notional amount $(164,820)	(4)	(1,906)
General Electric Co. Strike price $337.63, expiration date 11/25/2025, notional amount $(67,526)	(2)	(248)
Hilton Worldwide Holdings, Inc. Strike price $288.99, expiration date 11/25/2025, notional amount $(57,798)	(2)	(53)
Meta Platforms, Inc. Strike price $850.81, expiration date 11/25/2025, notional amount $(170,162)	(2)	(285)
Microsoft Corp. Strike price $566.32, expiration date 11/25/2025, notional amount $(396,424)	(7)	(881)
Morgan Stanley Strike price $171.22, expiration date 11/25/2025, notional amount $(85,610)	(5)	(846)
NVIDIA Corp. Strike price $217.23, expiration date 11/25/2025, notional amount $(477,906)	(22)	(10,440)
Occidental Petroleum Corp. Strike price $46.42, expiration date 11/25/2025, notional amount $(60,346)	(13)	(301)
Oracle Corp. Strike price $333.92, expiration date 11/25/2025, notional amount $(66,784)	(2)	(139)
Palantir Technologies, Inc. Strike price $244.64, expiration date 11/25/2025, notional amount $(73,392)	(3)	(833)
Tesla, Inc. Strike price $583.44, expiration date 11/25/2025, notional amount $(175,032)	(3)	(796)
UnitedHealth Group, Inc. Strike price $427.99, expiration date 11/25/2025, notional amount $(85,598)	(2)	(46)
(24,436)
Total Options Written (Premiums received $(16,537))		(24,436)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.85%		695,430
NET ASSETS APPLICABLE TO 1,511,252 SHARES OUTSTANDING–100.00%		$18,087,150

†Non-income producing.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
Lincoln U.S. Equity Income Maximizer Fund–3